UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-02277

 Value Line Income and Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item I.	Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 6/30/09 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	S E M I – A N N U A L R E P O R T
	220 East 42nd Street	J u n e 3 0 , 2 0 0 9
New York, NY 10017-5891

DISTRIBUTOR	EULAV Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP	Value Line Income and Growth Fund, Inc.
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00067205

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the period ended June 30, 2009. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Income and Growth Fund, Inc. (the “Fund”) returned 6.17% for the first six months of 2009. This compared with a return of 3.16% for the S&P 500 Index(1), an unmanaged equity index, and a total return of 0.55% for the unmanaged Barclays Government/Credit Bond Index(2)

The first half of 2009 continued to be quite volatile for the US equity markets as we worked our way through a deep recession. Historically low overnight borrowing rates, combined with fiscal and monetary stimulus programs, should help the economy return to a growth track, albeit at a lower-than-normal rate, in the second half of 2009. However, the US still faces a relatively tight credit environment with problem loans in both the commercial and residential areas that still need to be addressed. Additionally, unemployment will likely continue to climb over the next few quarters and the record levels of excess industrial capacity will also hamper growth. Given this backdrop, we expect a challenging investment environment and are taking a conservative position in regard to the Fund’s equity exposure.

The fixed-income area has provided some stability to investors so far this year, as corporate credit spreads have begun to narrow from historically wide levels. Given this environment. we have increased our exposure to the corporate bond sector over the last six months and will likely continue to do so as good investment opportunities present themselves.

We believe that in the current investment setting a well-diversified and balanced approach will produce the best results on a risk/reward basis. Given the tax advantages accorded dividend paying equity securities, and that dividend paying companies tend to have more stable earnings growth, the Fund continues to focus its investments in this area and currently over 75% of our equity holdings pay a dividend. Preserving capital in the short run, while generating good total returns (income plus growth of capital) over the long term, remains our goal.

As always, your confidence in the Value Line Funds is appreciated. We continue to welcome the opportunity to serve your long-term investment goals.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

July 29, 2009

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market.  This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)
The Barclays Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Economic Observations

The deep and prolonged recession, which commenced during the latter part of 2007, had produced declines of 6.3% and 5.5% in the U.S. gross domestic product in the fourth quarter of 2008 and the first quarter of this year, respectively. Our sense is that following a more limited business setback in the second quarter, GDP will edge back into positive territory, with a gain of perhaps 1%, or so, in the July-through-September period. GDP should then move gingerly up the ladder with a possible increase of 1%-2% over the final three months of this year. It is worth noting that prospective rates of GDP growth would be well below the historical norms of 3-4%. There is just too much aggregate weakness in certain core sectors, notably housing and employment, for more significant rates of improvement, in our opinion.

The recession was traceable to several events, beginning with some sharp declines in housing construction, home sales, and real estate prices. We also experienced a large reduction in credit availability, a high level of bank failures, increasing foreclosure rates, surging unemployment, slumping retail activity, and weak manufacturing. Unfortunately, some of these problems are likely to linger through at least the next 12 to 18 months—most notably the decline in home prices and the increase in unemployment. Such ongoing difficulties underscore why we expect below-trend rates of economic growth of 2%, or so, though 2010. Encouragingly, though, the majority of economic indicators are now either stabilizing or improving modestly. It is much the same overseas, where severe business declines have been seen across Europe and Asia. Those setbacks, which generally got under way several months after our own reversal commenced, should run their course by late this year or during the initial months of 2010. Following this initially tepid business recovery we would expect enough brightening in both the housing and the employment pictures to underpin a far more definitive global economic recovery in 2011.

Meantime, inflation, which had moved higher in this country last year, following dramatic increases in oil, food, and commodity prices, has moderated noticeably in more recent months, thanks to selective declines in key pricing categories. However, pricing remains quite volatile, with the sharp up and down swings in oil being illustrative. Overall, we do not think prices will escalate as sharply in the months to come, but we do think that some upward pricing pressure probably will accompany any sustained expansion in economic strength over the next several years. The Federal Reserve, which senses that the recession may well be ending, is unlikely to start raising interest rates for another several quarters. The risks to the sustainability of the nascent economic up cycle would seem too great at this point for the Fed to consider tightening the credit reins.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/09	Ending account value 6/30/09	Expenses paid during period 1/1/09 thru 6/30/09*

Actual	$1,000.00	$1,061.67	$5.57
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46

*
Expenses are equal to the Fund’s annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2009 (unaudited)

Ten Largest Common Stock Holdings

Issue	Shares	Value	Percentage of Net Assets
Microsoft Corp.	95,000	$2,258,150	0.7%
Johnson & Johnson	30,000	$1,704,000	0.5%
AT&T, Inc.	60,000	$1,490,400	0.5%
Wal-Mart Stores, Inc.	30,000	$1,453,200	0.5%
Exxon Mobil Corp.	17,000	$1,188,470	0.4%
General Electric Co.	100,000	$1,172,000	0.4%
Quest Diagnostics, Inc.	20,000	$1,128,600	0.4%
Southern Co.	35,000	$1,090,600	0.4%
Teva Pharmaceutical Industries Ltd.	22,000	$1,085,480	0.3%
Dominion Resources, Inc.	32,000	$1,069,440	0.3%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (54.7%)

	ADVERTISING (0.0%)
5,000	Monster Worldwide, Inc. *	$59,050

	AEROSPACE/DEFENSE (1.1%)
2,000	Alliant Techsystems, Inc. *	164,720
10,000	Boeing Co. (The)	425,000
12,000	General Dynamics Corp.	664,680
10,000	Goodrich Corp.	499,700
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	39,000
5,000	Lockheed Martin Corp.	403,250
12,000	Northrop Grumman Corp.	548,160
8,000	Raytheon Co.	355,440
10,000	Rockwell Collins, Inc.	417,300
		3,517,250

	AIR TRANSPORT (0.4%)
15,000	Alaska Air Group, Inc. *	273,900
10,000	Bristow Group, Inc. *	296,300
10,000	Continental Airlines, Inc. Class B *	88,600
15,000	Delta Air Lines, Inc. *	86,850
6,000	FedEx Corp.	333,720
15,000	Southwest Airlines Co.	100,950
		1,180,320

	APPAREL (0.1%)
15,000	Phillips-Van Heusen Corp.	430,350

	AUTO & TRUCK (0.2%)
20,000	Honda Motor Co. Ltd. ADR	547,400
1,000	Navistar International Corp. *	43,600
		591,000

	AUTO PARTS (0.3%)
11,000	Autoliv, Inc.	316,470
8,000	Eaton Corp.	356,880
10,000	Johnson Controls, Inc.	217,200
		890,550

	BANK (1.3%)
24,000	Bank of America Corp.	316,800
8,000	Bank of New York Mellon Corp.	234,480
4,000	Cullen/Frost Bankers, Inc.	184,480
10,000	Independent Bank Corp.	197,000

Shares		Value

30,000	JPMorgan Chase & Co.	$1,023,300
2,000	M&T Bank Corp.	101,860
12,000	PNC Financial Services Group, Inc.	465,720
10,000	State Street Corp.	472,000
10,000	SunTrust Banks, Inc.	164,500
10,000	United Bankshares, Inc.	195,400
27,000	Wells Fargo & Co.	655,020
		4,010,560

	BANK - CANADIAN (0.3%)
12,000	Bank of Nova Scotia	450,000
10,000	Toronto-Dominion Bank (The)	517,100
		967,100

	BANK - FOREIGN (0.1%)
16,000	Itau Unibanco Banco Multiplo S.A. ADR	253,280
1,000	Westpac Banking Corp. ADR	80,600
		333,880

	BANK - MIDWEST (0.1%)
24,000	U.S. Bancorp	430,080

	BEVERAGE - ALCOHOLIC (0.2%)
25,000	Constellation Brands, Inc. Class A *	317,000
8,000	Molson Coors Brewing Co. Class B	338,640
		655,640

	BEVERAGE - SOFT DRINK (1.1%)
20,000	Cadbury PLC ADR	688,000
18,000	Coca-Cola Co. (The)	863,820
15,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	601,800
15,000	Dr. Pepper Snapple Group, Inc. *	317,850
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	32,240
14,000	PepsiCo, Inc.	769,440
		3,273,150

	BIOTECHNOLOGY (0.2%)
10,000	Amgen, Inc. *	529,400

	BUILDING MATERIALS (0.1%)
7,500	Fluor Corp.	384,675
5,000	Owens Corning, Inc. *	63,900
		448,575

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2009

Shares		Value

	CABLE TV (0.5%)
5,000	Cablevision Systems Corp. NY Group A	$97,050
20,000	Comcast Corp. Class A	282,000
25,000	DIRECTV Group, Inc. (The) *	617,750
20,000	DISH Network Corp. Class A *	324,200
9,999	Time Warner Cable, Inc.	316,668
		1,637,668

	CANADIAN ENERGY (0.6%)
12,000	Canadian Natural Resources Ltd.	629,880
12,000	EnCana Corp.	593,640
10,000	Pengrowth Energy Trust	79,000
10,000	Petro-Canada	384,200
5,000	Suncor Energy, Inc.	151,700
		1,838,420

	CEMENT & AGGREGATES (0.1%)
19,760	Cemex S.A. de C.V. ADR *	184,558

	CHEMICAL - BASIC (0.3%)
7,500	Agrium, Inc.	299,175
14,000	Dow Chemical Co. (The)	225,960
15,000	E.I. du Pont de Nemours & Co.	384,300
		909,435

	CHEMICAL - DIVERSIFIED (0.6%)
3,000	Cabot Corp.	37,740
14,000	Cytec Industries, Inc.	260,680
20,000	Huntsman Corp.	100,600
15,000	Pall Corp.	398,400
10,000	Sociedad Quimica y Minera de Chile S.A. ADR	361,900
20,000	Veolia Environnement ADR	590,800
20,000	Zoltek Companies, Inc. *	194,400
		1,944,520

	CHEMICAL - SPECIALTY (1.0%)
10,000	Arch Chemicals, Inc.	245,900
8,000	Ashland, Inc.	224,400
10,000	Ceradyne, Inc. *	176,600
5,000	Lorillard, Inc.	338,850
20,000	Lubrizol Corp. (The)	946,200
20,000	Methanex Corp.	244,800

Shares		Value

1,000	Millipore Corp. *	$70,210
10,000	Mosaic Co. (The)	443,000
16,000	OM Group, Inc. *	464,320
2,000	Syngenta AG ADR	93,040
		3,247,320

	COAL (0.2%)
10,000	Joy Global, Inc.	357,200
2,000	Massey Energy Co.	39,080
4,000	Peabody Energy Corp.	120,640
		516,920

	COMPUTER & PERIPHERALS (1.3%)
2,000	Apple, Inc. *	284,860
30,000	Dell, Inc. *	411,900
30,000	EMC Corp. *	393,000
25,000	Hewlett-Packard Co.	966,250
10,000	International Business Machines Corp.	1,044,200
10,000	Logitech International S.A. *	140,000
10,000	Maxwell Technologies, Inc. *	138,300
20,000	Western Digital Corp. *	530,000
		3,908,510

	COMPUTER SOFTWARE & SERVICES (3.2%)
18,000	Accenture Ltd. Class A	602,280
10,000	Adobe Systems, Inc. *	283,000
15,000	Affiliated Computer Services, Inc. Class A *	666,300
15,000	Automatic Data Processing, Inc.	531,600
20,000	BMC Software, Inc. *	675,800
15,000	CA, Inc.	261,450
20,000	Check Point Software Technologies Ltd. *	469,400
25,000	Cognizant Technology Solutions Corp. Class A *	667,500
22,000	Computer Sciences Corp. *	974,600
10,000	DST Systems, Inc. *	369,500
15,000	Infosys Technologies Ltd. ADR	551,700
95,000	Microsoft Corp.	2,258,150
30,000	Oracle Corp.	642,600
8,000	SAP AG ADR	321,520
15,000	Sybase, Inc. *	470,100
20,000	Symantec Corp. *	311,200
		10,056,700

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	DIVERSIFIED COMPANIES (1.9%)
20,000	ABB Ltd. ADR	$315,600
15,000	Barnes Group, Inc.	178,350
10,000	Crane Co.	223,100
8,000	Danaher Corp.	493,920
10,000	Fortune Brands, Inc.	347,400
20,000	Honeywell International, Inc.	628,000
8,000	ITT Corp.	356,000
5,000	KHD Humboldt Wedag International Ltd. *	41,700
10,000	McDermott International, Inc. *	203,100
15,000	Parker Hannifin Corp.	644,400
15,000	Pentair, Inc.	384,300
6,000	PICO Holdings, Inc. *	172,200
14,000	Teleflex, Inc.	627,620
2,000	Textron, Inc.	19,320
15,000	Tyco International Ltd.	389,700
10,000	United Technologies Corp.	519,600
10,000	Walter Energy, Inc.	362,400
		5,906,710

	DRUG (2.9%)
12,000	Abbott Laboratories	564,480
10,000	Biogen Idec, Inc. *	451,500
25,000	Bristol-Myers Squibb Co.	507,750
20,000	Eli Lilly & Co.	692,800
24,000	Forest Laboratories, Inc. *	602,640
12,000	Genzyme Corp. *	668,040
10,000	GlaxoSmithKline PLC ADR	353,400
27,000	King Pharmaceuticals, Inc. *	260,010
30,000	Merck & Co., Inc.	838,800
10,000	Novartis AG ADR	407,900
40,000	Pfizer, Inc.	600,000
20,000	Sanofi-Aventis ADR	589,800
5,000	Schering-Plough Corp.	125,600
22,000	Teva Pharmaceutical Industries Ltd. ADR	1,085,480
15,000	Warner Chilcott Ltd. Class A *	197,250
20,000	Watson Pharmaceuticals, Inc. *	673,800
10,000	Wyeth	453,900
		9,073,150

	EDUCATIONAL SERVICES (0.1%)
15,000	Corinthian Colleges, Inc. *	253,950

Shares		Value

	ELECTRICAL EQUIPMENT (1.5%)
2,000	American Science & Engineering, Inc.	$138,240
5,000	Baldor Electric Co.	118,950
20,000	Belden CDT, Inc.	334,000
20,000	Corning, Inc.	321,200
15,000	Emerson Electric Co.	486,000
1,000	Garmin Ltd.	23,820
10,000	General Cable Corp. *	375,800
100,000	General Electric Co.	1,172,000
15,000	Rockwell Automation, Inc.	481,800
4,000	Siemens AG ADR	276,760
10,000	Sterlite Industries (India) Ltd. ADR	124,400
16,000	Thomas & Betts Corp. *	461,760
8,000	Ultralife Batteries, Inc. *	57,360
10,000	WESCO International, Inc. *	250,400
		4,622,490

	ELECTRICAL UTILITY - CENTRAL (0.8%)
24,000	ALLETE, Inc.	690,000
20,000	American Electric Power Company, Inc.	577,800
20,000	CenterPoint Energy, Inc.	221,600
20,000	OGE Energy Corp.	566,400
30,000	Westar Energy, Inc.	563,100
		2,618,900

	ELECTRICAL UTILITY - EAST (1.9%)
32,000	Dominion Resources, Inc.	1,069,440
17,000	Exelon Corp.	870,570
15,000	FirstEnergy Corp.	581,250
45,000	Pepco Holdings, Inc.	604,800
14,000	PPL Corp.	461,440
15,000	Progress Energy, Inc.	567,450
35,000	Southern Co.	1,090,600
45,000	TECO Energy, Inc.	536,850
		5,782,400

	ELECTRICAL UTILITY - WEST (0.7%)
25,000	IDACORP, Inc.	653,500
15,000	Sempra Energy	744,450
40,000	Xcel Energy, Inc.	736,400
		2,134,350

	ELECTRONICS (1.2%)
15,000	Arrow Electronics, Inc. *	318,600

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2009

Shares		Value

24,000	Avnet, Inc. *	$504,720
20,000	AVX Corp.	198,600
15,000	Celestica, Inc. *	102,300
12,000	Harris Corp.	340,320
14,500	LaserCard Corp. *	47,995
5,000	MEMC Electronic Materials, Inc. *	89,050
10,000	PG&E Corp.	384,400
20,000	Pinnacle West Capital Corp.	603,000
20,000	Plantronics, Inc.	378,200
15,000	Plexus Corp. *	306,900
25,000	Tyco Electronics Ltd.	464,750
5,000	Valence Technology, Inc. *	8,950
		3,747,785

	ENTERTAINMENT (0.3%)
20,000	CBS Corp. Class B	138,400
2,500	IAC/InterActiveCorp *	40,125
14,000	Time Warner, Inc.	352,660
22,000	Walt Disney Co. (The)	513,260
		1,044,445

	ENTERTAINMENT TECHNOLOGY (0.0%)
10,000	Avid Technology, Inc. *	134,100

	ENVIRONMENTAL (0.6%)
20,000	American Ecology Corp.	358,400
20,000	Republic Services, Inc.	488,200
12,000	Waste Connections, Inc. *	310,920
25,000	Waste Management, Inc.	704,000
		1,861,520

	FINANCIAL SERVICES - DIVERSIFIED (1.8%)
20,000	AllianceBernstein Holding L.P.	401,800
10,000	American Express Co.	232,400
15,000	Ameriprise Financial, Inc.	364,050
20,000	Citigroup, Inc.	59,400
7,000	Credit Suisse Group ADR	320,110
5,000	Federated Investors, Inc. Class B	120,450
15,000	First American Corp.	388,650
2,000	Franklin Resources, Inc.	144,020
5,000	Hartford Financial Services Group, Inc. (The)	59,350
15,000	ING Groep N.V. ADR	152,100
20,000	Invesco Ltd.	356,400
12,000	Lazard Ltd. Class A	323,040

Shares		Value

14,000	Lender Processing Services, Inc.	$388,780
12,000	Leucadia National Corp. *	253,080
35,000	Loews Corp.	959,000
2,500	MasterCard, Inc. Class A	418,275
12,000	Nasdaq OMX Group, Inc. (The) *	255,720
17,000	Principal Financial Group, Inc.	320,280
		5,516,905

	FOOD PROCESSING (2.0%)
12,000	Archer-Daniels-Midland Co.	321,240
8,000	Bunge Ltd.	482,000
15,000	Campbell Soup Co.	441,300
20,000	ConAgra Foods, Inc.	381,200
15,000	Corn Products International, Inc.	401,850
14,000	Diageo PLC ADR	801,500
15,000	General Mills, Inc.	840,300
12,000	H.J. Heinz Co.	428,400
15,000	Hormel Foods Corp.	518,100
25,000	Kraft Foods, Inc. Class A	633,500
25,000	Sara Lee Corp.	244,000
14,000	Smithfield Foods, Inc. *	195,580
20,000	Unilever PLC ADR	470,000
		6,158,970

	FOOD WHOLESALERS (0.3%)
15,000	Spartan Stores, Inc.	186,150
15,000	SUPERVALU, Inc.	194,250
25,000	Sysco Corp.	562,000
		942,400

	FOREIGN ELECTRONICS (0.2%)
25,000	Koninklijke Philips Electronics N.V.	460,500
5,000	Sony Corp. ADR	129,300
		589,800

	FOREIGN TELECOMMUNICATIONS (0.6%)
8,000	China Mobile Ltd. Sponsored ADR	400,640
30,000	Deutsche Telekom AG ADR	354,000
10,000	Telecom Corporation of New Zealand Ltd. ADR	87,100
10,000	Telefonica S.A. ADR	678,900

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

15,000	Vodafone Group PLC ADR	$292,350
		1,812,990

	FURNITURE/HOME FURNISHINGS (0.1%)
4,000	Mohawk Industries, Inc. *	142,720
15,000	Tempur-Pedic International, Inc.	196,050
		338,770

	GROCERY (0.4%)
16,000	Kroger Co. (The)	352,800
30,000	Safeway, Inc.	611,100
10,000	Whole Foods Market, Inc.	189,800
		1,153,700

	HEALTH CARE INFORMATION SYSTEMS (0.1%)
30,000	IMS Health, Inc.	381,000

	HOME APPLIANCES (0.3%)
15,000	Black & Decker Corp. (The)	429,900
8,000	Whirlpool Corp.	340,480
		770,380

	HOME BUILDING (0.2%)
15,000	KB Home	206,156
15,000	Lennar Corp. Class A	145,398
22,000	Pulte Homes, Inc.	194,260
		545,814

	HOTEL/GAMING (0.0%)
10,000	Orient-Express Hotels Ltd. Class A	84,900

	HOUSEHOLD PRODUCTS (0.4%)
25,000	Newell Rubbermaid, Inc.	260,250
20,000	Procter & Gamble Co. (The)	1,022,000
		1,282,250

	INDUSTRIAL SERVICES (0.3%)
20,000	Amdocs Ltd. *	429,000
15,000	CSG Systems International, Inc. *	198,600
10,000	G&K Services, Inc. Class A	211,500
12,000	SAIC, Inc. *	222,600
		1,061,700

Shares		Value

	INFORMATION SERVICES (0.2%)
7,000	Dun & Bradstreet Corp. (The)	$568,470

	INSURANCE - LIFE (0.4%)
15,000	Manulife Financial Corp.	260,250
9,000	MetLife, Inc.	270,090
10,000	Prudential Financial, Inc.	372,200
15,000	Unum Group	237,900
		1,140,440

	INSURANCE - PROPERTY & CASUALTY (0.8%)
10,000	ACE Ltd.	442,300
15,000	Allstate Corp. (The)	366,000
15,000	American Financial Group, Inc.	323,700
20,000	Berkley (W.R.) Corp.	429,400
3	Berkshire Hathaway, Inc. Class A *	270,000
15,000	HCC Insurance Holdings, Inc.	360,150
10,000	Travelers Companies, Inc. (The)	410,400
		2,601,950

	INTERNET (0.4%)
12,000	CyberSource Corp. *	183,600
2,000	Google, Inc. Class A *	843,180
20,000	Yahoo!, Inc. *	313,200
		1,339,980

	MACHINERY (1.4%)
15,000	AGCO Corp. *	436,050
10,000	Briggs & Stratton Corp.	133,400
8,000	Caterpillar, Inc.	264,320
10,000	CIRCOR International, Inc.	236,100
8,000	CNH Global N.V. *	112,320
5,000	Cummins, Inc.	176,050
12,000	Curtiss-Wright Corp.	356,760
12,000	Dover Corp.	397,080
5,000	Flowserve Corp.	349,050
20,000	Foster Wheeler AG *	475,000
20,000	Ingersoll-Rand Co., Ltd. Class A	418,000
8,000	Lincoln Electric Holdings, Inc.	288,320
10,000	Terex Corp. *	120,700
25,000	Watts Water Technologies, Inc. Class A	538,500
		4,301,650

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2009

Shares		Value

	MARITIME (0.3%)
5,000	Alexander & Baldwin, Inc.	$117,200
14,000	DryShips, Inc.	80,920
6,000	Excel Maritime Carriers Ltd.	40,380
10,000	Frontline Ltd.	243,600
8,000	Overseas Shipholding Group, Inc.	272,320
15,000	TBS International Ltd. Class A *	117,150
		871,570

	MEDICAL SERVICES (1.3%)
35,000	Coventry Health Care, Inc. *	654,850
20,000	Health Net, Inc. *	311,000
12,000	Laboratory Corporation of America Holdings *	813,480
20,000	Lincare Holdings, Inc. *	470,400
20,000	PSS World Medical, Inc. *	370,200
20,000	Quest Diagnostics, Inc.	1,128,600
10,000	UnitedHealth Group, Inc.	249,800
		3,998,330

	MEDICAL SUPPLIES (2.9%)
3,000	Alcon, Inc.	348,360
10,000	Baxter International, Inc.	529,600
10,000	Becton, Dickinson & Co.	713,100
9,000	Bio-Rad Laboratories, Inc. Class A *	679,320
5,000	Boston Scientific Corp. *	50,700
15,000	Covidien PLC	561,600
15,000	Immucor, Inc. *	206,400
3,000	Intuitive Surgical, Inc. *	490,980
16,000	Inverness Medical Innovations, Inc. *	569,280
30,000	Johnson & Johnson	1,704,000
12,000	Kinetic Concepts, Inc. *	327,000
11,067	Life Technologies Corp. *	461,715
15,000	Medtronic, Inc.	523,350
15,000	STERIS Corp.	391,200
20,000	Varian Medical Systems, Inc. *	702,800
18,000	Zimmer Holdings, Inc. *	766,800
		9,026,205

	METALS & MINING DIVERSIFIED (0.6%)
20,000	Alcoa, Inc.	206,600
12,000	Alliance Resource Partners, L.P.	390,000

Shares		Value

8,000	BHP Billiton Ltd. ADR	$437,840
18,750	Companhia Energetica de Minas Gerais ADR	252,000
6,000	Freeport-McMoRan Copper & Gold, Inc.	300,660
1,100	Rio Tinto PLC ADR	180,257
15,000	Titanium Metals Corp.	137,850
		1,905,207

	METALS FABRICATING (0.3%)
20,000	Chicago Bridge & Iron Co. N.V.	248,000
8,000	Illinois Tool Works, Inc.	298,720
15,000	Kennametal, Inc.	287,700
12,000	Trinity Industries, Inc.	163,440
		997,860

	NATURAL GAS - DISTRIBUTION (0.4%)
20,000	Energy Transfer Equity, L.P.	507,400
20,000	Enterprise Products Partners, L.P.	498,800
21,000	Ferrellgas Partners, L.P.	341,040
		1,347,240

	NATURAL GAS - DIVERSIFIED (0.9%)
5,000	Cabot Oil & Gas Corp.	153,200
10,500	Devon Energy Corp.	572,250
10,000	El Paso Corp.	92,300
10,000	Energen Corp.	399,000
15,000	MarkWest Energy Partners L.P.	273,000
20,000	National Fuel Gas Co.	721,600
20,000	Newfield Exploration Co. *	653,400
		2,864,750

	NEWSPAPER (0.1%)
28,000	News Corp. Class B	295,960

	OFFICE EQUIPMENT & SUPPLIES (0.1%)
15,000	Lexmark International, Inc. Class A *	237,750
20,000	Xerox Corp.	129,600
		367,350

	OIL/GAS DISTRIBUTION (0.3%)
12,000	Energy Transfer Partners L.P.	485,880
10,000	Plains All American Pipeline, L.P.	425,500
		911,380

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

	OILFIELD SERVICES/EQUIPMENT (1.3%)
5,000	Atwood Oceanics, Inc. *	$124,550
1,000	Compagnie Generale de Geophysique-Veritas ADR *	18,070
1,000	Diamond Offshore Drilling, Inc.	83,050
24,000	ENSCO International, Inc.	836,880
7,000	FMC Technologies, Inc. *	263,060
10,000	Nabors Industries Ltd. *	155,800
14,000	National-Oilwell Varco, Inc. *	457,240
15,000	Noble Corp.	453,750
2,000	Patterson-UTI Energy, Inc.	25,720
12,000	Pride International, Inc. *	300,720
20,000	Rowan Companies, Inc.	386,400
12,500	Transocean Ltd. *	928,625
		4,033,865

	PAPER & FOREST PRODUCTS (0.1%)
10,000	International Paper Co.	151,300
8,000	Weyerhaeuser Co.	243,440
		394,740

	PETROLEUM - INTEGRATED (1.6%)
6,000	BP PLC ADR	286,080
15,000	Chevron Corp.	993,750
17,000	ConocoPhillips	715,020
17,000	Exxon Mobil Corp.	1,188,470
20,000	Marathon Oil Corp.	602,600
8,000	Murphy Oil Corp.	434,560
3,000	Petroleo Brasileiro S.A. ADR	122,940
2,000	Sasol Ltd. ADR	69,640
12,000	Total S.A. ADR	650,760
		5,063,820

	PETROLEUM - PRODUCING (0.4%)
8,000	Apache Corp.	577,200
5,000	Plains Exploration & Production Co. *	136,800
10,000	St. Mary Land & Exploration Co.	208,700
10,000	Swift Energy Co. *	166,500
		1,089,200

	PHARMACY SERVICES (0.3%)
25,000	CVS Caremark Corp.	796,750

	PRECIOUS METALS (0.6%)
11,000	AngloGold Ashanti Ltd. ADR	402,930

Shares		Value

15,000	Barrick Gold Corp.	$503,250
30,000	Harmony Gold Mining Company Ltd. ADR *	309,600
5,000	Newmont Mining Corp.	204,350
14,000	Vale SA ADR	246,820
18,000	Yamana Gold, Inc.	159,120
		1,826,070

	PRECISION INSTRUMENT (0.4%)
20,000	OSI Systems, Inc. *	417,000
25,000	PerkinElmer, Inc.	435,000
12,500	Thermo Fisher Scientific, Inc. *	509,625
		1,361,625

	R.E.I.T. (0.4%)
10,000	Apartment Investment & Management Co. Class A	88,500
2,000	AvalonBay Communities, Inc.	111,880
1,000	Boston Properties, Inc.	47,700
10,000	BRE Properties, Inc.	237,600
12,000	Equity Residential	266,760
5,000	Host Hotels & Resorts, Inc.	41,950
6,000	Regency Centers Corp.	209,460
278	Simon Property Group, Inc.	14,298
10,000	Starwood Hotels & Resorts Worldwide, Inc.	222,000
		1,240,148

	RAILROAD (0.9%)
8,500	Burlington Northern Santa Fe Corp.	625,090
12,000	Canadian National Railway Co.	515,520
10,000	Canadian Pacific Railway Ltd.	398,000
15,000	CSX Corp.	519,450
10,000	Norfolk Southern Corp.	376,700
8,000	Union Pacific Corp.	416,480
		2,851,240

	RECREATION (0.3%)
8,000	Carnival Corp.	206,160
16,000	Harley-Davidson, Inc.	259,360
15,000	Mattel, Inc.	240,750
10,000	Polaris Industries, Inc.	321,200
		1,027,470

	RESTAURANT (0.3%)
5,000	CKE Restaurants, Inc.	42,400
10,000	McDonald’s Corp.	574,900
15,000	Starbucks Corp. *	208,350
		825,650

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2009

Shares		Value

	RETAIL - SPECIAL LINES (1.1%)
15,000	Abercrombie & Fitch Co. Class A	$380,850
10,000	AnnTaylor Stores Corp. *	79,800
10,000	Bed Bath & Beyond, Inc. *	307,500
10,000	Best Buy Co., Inc.	334,900
20,000	Cabela’s, Inc. *	246,000
14,000	Coach, Inc.	376,320
12,000	GameStop Corp. Class A *	264,120
20,000	Interface, Inc. Class A	124,000
16,000	NBTY, Inc. *	449,920
20,000	PetSmart, Inc.	429,200
12,000	RadioShack Corp.	167,520
10,000	Tiffany & Co.	253,600
		3,413,730

	RETAIL BUILDING SUPPLY (0.3%)
25,000	Home Depot, Inc. (The)	590,750
20,000	Lowe’s Cos, Inc.	388,200
		978,950

	RETAIL STORE (0.6%)
12,000	Target Corp.	473,640
30,000	Wal-Mart Stores, Inc.	1,453,200
		1,926,840

	SECURITIES BROKERAGE (0.6%)
15,000	Charles Schwab Corp. (The)	263,100
2,500	Goldman Sachs Group, Inc. (The)	368,600
15,000	Legg Mason, Inc.	365,700
16,000	Morgan Stanley	456,160
10,000	NYSE Euronext	272,500
		1,726,060

	SEMICONDUCTOR (0.6%)
15,000	Analog Devices, Inc.	371,700
30,000	Intel Corp.	496,500
5,000	International Rectifier Corp. *	74,050
10,000	Linear Technology Corp.	233,500
15,000	NVIDIA Corp. *	169,350
15,000	STMicroelectronics N.V.	112,650
16,000	Texas Instruments, Inc.	340,800
		1,798,550

	SHOE (0.1%)
15,000	Wolverine World Wide, Inc.	330,900

Shares		Value

	STEEL - GENERAL (0.1%)
15,000	Mechel ADR	$125,250
7,000	Nucor Corp.	311,010
		436,260

	STEEL - INTEGRATED (0.2%)
20,000	Mueller Water Products, Inc. Class A	74,800
2,000	POSCO ADR	165,340
6,000	United States Steel Corp.	214,440
		454,580

	TELECOMMUNICATION SERVICES (1.3%)
60,000	AT&T, Inc.	1,490,400
10,000	BT Group PLC ADR	168,000
10,000	Dycom Industries, Inc. *	110,700
10,000	Embarq Corp.	420,600
2,981	Harris Stratex Networks, Inc. Class A *	19,317
9,000	Millicom International Cellular S.A. *	506,340
20,000	Turkcell Iletisim Hizmetleri AS ADR	277,200
30,000	Verizon Communications, Inc.	921,900
5,000	Vimpel-Communications ADR *	58,850
		3,973,307

	TELECOMMUNICATIONS EQUIPMENT (0.4%)
36,000	Cisco Systems, Inc. *	671,040
10,000	Harmonic, Inc. *	58,900
10,000	Motorola, Inc.	66,300
25,000	Nokia Oyj ADR	364,500
		1,160,740

	TRUCKING (0.1%)
12,000	Ryder System, Inc.	335,040

	WATER UTILITY (0.4%)
20,000	American States Water Co.	692,800
14,000	California Water Service Group	515,760
		1,208,560

	WIRELESS NETWORKING (0.0%)
2,000	Itron, Inc. *	110,140
	TOTAL COMMON STOCKS (Cost $175,343,582)	170,282,912

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

PREFERRED STOCKS (0.3%)

	ELECTRICAL EQUIPMENT (0.0%)
2,000	General Electric Capital Corp. 4 1/2% (1)	$44,000

	FINANCIAL SERVICES - DIVERSIFIED (0.1%)
15,100	HSBC Holdings PLC 6 1/5%	273,008

	INSURANCE - LIFE (0.0%)
5,000	MetLife, Inc. Series B 6 1/2%	102,750

	R.E.I.T. (0.2%)
20,000	Health Care REIT, Inc. Series F 7 5/8%	431,000

	TOTAL PREFERRED STOCKS (Cost $1,046,585)	850,758

CONVERTIBLE PREFERRED STOCK (0.1%)

	BANK (0.1%)
300	Bank of America Corp. Series L 7 1/4%	250,809

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $197,920)	250,809

Principal Amount		Value

U.S. TREASURY OBLIGATIONS (11.0%)
$6,753,060	U.S. Treasury Notes, 0.88%, 4/15/10 (2)	$6,761,501
4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	4,263,592
6,445,440	U.S. Treasury Notes, 2.38%, 4/15/11 (2)	6,636,792
6,304,560	U.S. Treasury Notes, 2.00%, 4/15/12 (2)	6,491,730
3,288,600	U.S. Treasury Notes, 1.88%, 7/15/15 (2)	3,328,682
7,000,000	U.S. Treasury Notes, 3.13%, 5/15/19	6,772,521

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,608,685)	34,254,818

Principal Amount		Value

CORPORATE BONDS & NOTES (7.6%)

	CHEMICAL - BASIC (0.4%)
$1,100,000	Dow Chemical Co. (The), 8.55%, 5/15/19	$1,103,772

	ELECTRICAL EQUIPMENT (0.5%)
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,002,472
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	687,914
		1,690,386

	HOTEL/GAMING (0.3%)
1,000,000	Marriott International, 5.81%, 11/10/15	876,859

	MACHINERY (0.7%)
1,000,000	Black & Decker Corp. (The), 8.95%, 4/15/14	1,097,475
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	979,534
		2,077,009

	MEDICAL SERVICES (0.3%)
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	881,095

	MEDICAL SUPPLIES (0.4%)
1,250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	1,256,242

	METALS & MINING DIVERSIFIED (1.0%)
1,000,000	Alcoa, Inc., 6.00%, 7/15/13	977,864
1,000,000	Freeport-McMoRan Copper & Gold, Inc., Senior Notes, 6.88%, 2/1/14	1,025,996
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,057,822
		3,061,682

	NATURAL GAS - DIVERSIFIED (0.4%)
1,000,000	ONEOK Partners L.P., Senior Notes, 8.63%, 3/1/19	1,120,259

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2009

Principal Amount		Value

	OFFICE EQUIPMENT & SUPPLIES (0.4%)
$1,000,000	Staples, Inc., Senior Notes, 9.75%, 1/15/14	$1,117,961

	OIL/GAS DISTRIBUTION (0.3%)
1,000,000	Pacific Energy Partners L.P. / Pacific Energy Finance Corp., 6.25%, 9/15/15	960,392

	OILFIELD SERVICES/EQUIPMENT (0.3%)
1,000,000	Diamond Offshore Drilling, Inc., 5.88%, 5/1/19	1,020,850

	PETROLEUM - INTEGRATED (0.3%)
1,000,000	Valero Energy Corp., 6.88%, 4/15/12	1,064,084

	PETROLEUM - PRODUCING (0.3%)
1,000,000	Anadarko Petroleum Corp., Senior Notes, 7.63%, 3/15/14	1,085,184

	R.E.I.T. (0.4%)
1,000,000	Simon Property Group L.P., 10.35%, 4/1/19	1,138,033

	RAILROAD (0.4%)
1,000,000	CSX Corp., Notes, 7.38%, 2/1/19	1,087,925

	RETAIL STORE (0.3%)
1,000,000	J.C. Penney Corp., Inc., 8.00%, 3/1/10	1,011,174

	SECURITIES BROKERAGE (0.0%)
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (3)	117,188

	SEMICONDUCTOR (0.5%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,465,123

	STEEL - GENERAL (0.2%)
892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	773,558

	TRUCKING (0.2%)
740,000	Ryder System, Inc., Senior Notes, 4.63%, 4/1/10	745,547

	TOTAL CORPORATE BONDS & NOTES (Cost $22,965,278)	23,654,323

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS & NOTES (5.3%)

	BIOTECHNOLOGY (0.4%)
$1,500,000	Amgen, Inc. 0.38%, 2/1/13	$1,353,750

	COMPUTER & PERIPHERALS (0.5%)
1,000,000	Maxtor Corp., Senior Notes, 2.38%, 8/15/12	856,250
1,250,000	SanDisk Corp. 1.00%, 5/15/13	784,375
		1,640,625

	COMPUTER SOFTWARE & SERVICES (0.7%)
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	873,750
1,500,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,393,125
		2,266,875

	DRUG (0.6%)
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	1,057,812
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	779,063
		1,836,875

	ELECTRICAL EQUIPMENT (0.5%)
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	785,000
1,000,000	WESCO International, Inc. 1.75%, 11/15/26	828,750
		1,613,750

	ELECTRONICS (0.3%)
1,020,000	Flextronics International Ltd. 1.00%, 8/1/10	962,625

	MACHINERY (0.3%)
1,000,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	910,000

	MEDICAL SERVICES (0.4%)
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,200,000

 See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value

	MEDICAL SUPPLIES (0.3%)
$1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	$908,750

	OILFIELD SERVICES/EQUIPMENT (0.4%)
500,000	Helix Energy Solutions Group, Inc. 3.25%, 12/15/25	377,500
1,000,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	881,250
		1,258,750

	SEMICONDUCTOR (0.6%)
1,000,000	LSI Corp. 4.00%, 5/15/10	977,500
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	732,500
		1,710,000

	TELECOMMUNICATION SERVICES (0.3%)
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	768,750

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $16,686,720)	16,430,750

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.2%)
2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	2,066,446
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,114,273
2,000,000	Federal Home Loan Bank, 4.90%, 7/22/13	2,005,300
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	2,036,848
896,061	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	931,062
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,899,073)	10,153,929

Principal Amount		Value

	TOTAL INVESTMENT SECURITIES (82.2%) (Cost $258,747,843)	$255,878,299

SHORT-TERM INVESTMENTS (18.9%)

	U.S. TREASURY OBLIGATIONS (12.8%)
$5,000,000	United States Treasury Bill, 0.34%, 12/24/09 (4)	4,993,156
15,000,000	United States Treasury Bill, 0.17%, 9/24/09 (4)	14,994,333
20,000,000	United States Treasury Bill, 0.16%, 9/10/09 (4)	19,993,294
		39,980,783

	U.S. GOVERNMENT AGENCY OBLIGATIONS (6.1%)
18,900,000	Tennessee Valley Authority Discount Note, 0.12%, 9/17/09 (4)	18,895,086

	TOTAL SHORT-TERM INVESTMENTS (Cost $58,875,869)	58,875,869

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.1%)		(3,297,125)
NET ASSETS (100%)		$311,457,043
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($311,457,043 ÷ 46,302,262 shares outstanding)		$6.73

*	Non-income producing.
(1)	Multi-coupon preferred security.
(2)	Treasury Inflation Protected Security (TIPS).
(3)	Security currently in default.
(4)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
ADR	American Depositary Receipt.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities at June 30, 2009 (unaudited)

Assets:
Investment securities, at value (Cost - $258,747,843)	$255,878,299
Short-term investments (Cost - $58,875,869)	58,875,869
Cash	90,109
Interest and dividends receivable	1,080,613
Receivable for capital shares sold	193,681
Prepaid expenses	26,803
Other	14,410
Total Assets	316,159,784

Liabilities:
Payable for securities purchased	4,347,222
Payable for capital shares repurchased	108,127
Accrued expenses:
Advisory fee	172,065
Service and distribution plan fees	51,656
Directors’ fees and expenses	11,135
Other	12,536
Total Liabilities	4,702,741
Net Assets	$311,457,043

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 46,302,262 shares)	$46,302,262
Additional paid-in capital	306,872,239
Distributions in excess of net investment income	(32,916)
Accumulated net realized loss on investments and foreign currency	(38,814,827)
Net unrealized depreciation of investments and foreign currency translations	(2,869,715)
Net Assets	$311,457,043

Net Asset Value, Offering and Redemption Price per Outstanding Share ($311,457,043 ÷ 46,302,262 shares outstanding)	$6.73

Statement of Operations for the Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $53,738)	$2,135,708
Interest (net of foreign withholding tax of $756)	1,878,358
Total Income	4,014,066

Expenses:
Advisory fee	995,771
Service and distribution plan fees	373,452
Auditing and legal fees	97,208
Transfer agent fees	63,077
Printing and postage	55,891
Custodian fees	34,537
Directors’ fees and expenses	19,835
Registration and filing fees	19,586
Insurance	16,268
Other	6,301
Total Expenses Before Custody Credits and Fees Waived	1,681,926

Less: Service and Distribution Plan Fees Waived	(50,187)
Less: Custody Credits	(227)
Net Expenses	1,631,512
Net Investment Income	2,382,554

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Loss	(22,767,135)
Change in Net Unrealized Appreciation/(Depreciation)	37,793,380
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	15,026,245
Net Increase in Net Assets from Operations	$17,408,799

 See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended June 30, 2009 (unaudited) and for the Year Ended December 31, 2008

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Operations:
Net investment income	$2,382,554	$6,734,701
Net realized loss on investments and foreign currency	(22,767,135)	(15,454,135)
Change in net unrealized appreciation/(depreciation)	37,793,380	(76,531,919)
Net increase/(decrease) in net assets from operations	17,408,799	(85,251,353)

Distributions to Shareholders:
Net investment income	(2,401,173)	(7,090,545)
Net realized gain from investment transactions	—	(1,324,740)
Return of capital	—	(3,975,558)
Total Distributions	(2,401,173)	(12,390,843)

Capital Share Transactions:
Proceeds from sale of shares	17,633,237	87,684,677
Proceeds from reinvestment of dividends and distributions to shareholders	2,191,445	11,332,184
Cost of shares repurchased	(31,123,143)	(79,875,485)
Net increase/(decrease) in net assets from capital share transactions	(11,298,461)	19,141,376
Total Increase/(Decrease) in Net Assets	3,709,165	(78,500,820)
Net Assets:
Beginning of period	307,747,878	386,248,698
End of period	$311,457,043	$307,747,878
Distributions in excess of net investment income, at end of period	$(32,916)	$(14,297)

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Value Line Income and Growth Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities 60 days or less at date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Value Line Income and Growth Fund, Inc.

June 30, 2009

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2
Common Stocks
Advertising	$59,050	$—
Aerospace/Defense	3,517,250	—
Air Transport	1,180,320	—
Apparel	430,350	—
Auto & Truck	591,000	—
Auto Parts	890,550	—
Bank	4,010,560	—
Bank - Canadian	967,100	—
Bank - Foreign	333,880	—
Bank - Midwest	430,080	—
Beverage - Alcoholic	655,640	—
Beverage - Soft Drink	3,273,150	—
Biotechnology	529,400	—
Building Materials	448,575	—
Cable TV	1,637,668	—
Canadian Energy	1,838,420	—
Cement & Aggregates	184,558	—
Chemical - Basic	909,435	—
Chemical - Diversified	1,944,520	—
Chemical - Specialty	3,247,320	—
Coal	516,920	—
Computer & Peripherals	3,908,510	—
Computer Software & Services	10,056,700	—
Diversified Companies	5,906,710	—
Drug	9,073,150	—

Description	Level 1	Level 2
Common Stocks (continued)
Educational Services	$253,950	$—
Electrical Equipment	4,622,490	—
Electrical Utility - Central	2,618,900	—
Electrical Utility - East	5,782,400	—
Electrical Utility - West	2,134,350	—
Electronics	3,747,785	—
Entertainment	1,044,445	—
Entertainment Technology	134,100	—
Environmental	1,861,520	—
Financial Services - Diversified	5,516,905	—
Food Processing	6,158,970	—
Food Wholesalers	942,400	—
Foreign Electronics	589,800	—
Foreign Telecommunications	1,812,990	—
Furniture/Home Furnishings	338,770	—
Grocery	1,153,700	—
Health Care Information Systems	381,000	—
Home Appliances	770,380	—
Home Building	545,814	—
Hotel/Gaming	84,900	—
Household Products	1,282,250	—
Industrial Services	1,061,700	—
Information Services	568,470	—
Insurance - Life	1,140,440	—
Insurance - Property & Casualty	2,601,950	—
Internet	1,339,980	—
Machinery	4,301,650	—
Maritime	871,570	—
Medical Services	3,998,330	—
Medical Supplies	9,026,205	—
Metals & Mining Diversified	1,905,207	—
Metals Fabricating	997,860	—
Natural Gas - Distribution	1,347,240	—
Natural Gas - Diversified	2,864,750	—
Newspaper	295,960	—
Office Equipment & Supplies	367,350	—
Oil/Gas Distribution	911,380	—
Oilfield Services/Equipment	4,033,865	—
Paper & Forest Products	394,740	—
Petroleum - Integrated	5,063,820	—

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

Description	Level 1	Level 2
Common Stocks (continued)
Petroleum - Producing	$1,089,200	$—
Pharmacy Services	796,750	—
Precious Metals	1,826,070	—
Precision Instrument	1,361,625	—
R.E.I.T.	1,240,148	—
Railroad	2,851,240	—
Recreation	1,027,470	—
Restaurant	825,650	—
Retail - Special Lines	3,413,730	—
Retail Building Supply	978,950	—
Retail Store	1,926,840	—
Securities Brokerage	1,726,060	—
Semiconductor	1,798,550	—
Shoe	330,900	—
Steel - General	436,260	—
Steel - Integrated	454,580	—
Telecommunication Services	3,973,307	—
Telecommunications Equipment	1,160,740	—
Trucking	335,040	—
Water Utility	1,208,560	—
Wireless Networking	110,140	—
Total Common Stocks	170,282,912	—
Preferred Stocks
Electrical Equipment	44,000	—
Financial Services - Diversified	273,008	—
Insurance - Life	102,750	—
R.E.I.T.	431,000	—
Total Preferred Stocks	850,758	—
Convertible Preferred Stock Bank	250,809	—
Total Convertible Preferred Stock	250,809	—
U.S. Treasury Obligations	—	34,254,818
Corporate Bonds & Notes
Chemical - Basic	—	1,103,772
Electrical Equipment	—	1,690,386
Hotel/Gaming	—	876,859
Machinery	—	2,077,009
Medical Services	—	881,095
Medical Supplies	—	1,256,242
Metals & Mining Diversified	—	3,061,682
Natural Gas - Diversified	—	1,120,259
Office Equipment & Supplies	—	1,117,961
Oil/Gas Distribution	—	960,392

Description	Level 1	Level 2
Common Stocks (continued)
Oilfield Services/Equipment	$—	$1,020,850
Petroleum - Integrated	—	1,064,084
Petroleum - Producing	—	1,085,184
R.E.I.T.	—	1,138,033
Railroad	—	1,087,925
Retail Store	—	1,011,174
Securities Brokerage	—	117,188
Semiconductor	—	1,465,123
Steel - General	—	773,558
Trucking	—	745,547
Total Corporate Bonds & Notes	—	23,654,323
Convertible Corporate Bonds & Notes
Biotechnology	—	1,353,750
Computer & Peripherals	—	1,640,625
Computer Software & Services	—	2,266,875
Drug	—	1,836,875
Electrical Equipment	—	1,613,750
Electronics	—	962,625
Machinery	—	910,000
Medical Services	—	1,200,000
Medical Supplies	—	908,750
Oilfield Services/Equipment	—	1,258,750
Semiconductor	—	1,710,000
Telecommunication Services	—	768,750
Total Convertible Corporate Bonds & Notes	—	16,430,750
U.S. Government Agency Obligations	—	10,153,929
Short-Term Investments
U.S. Treasury Obligations	—	39,980,783
U.S. Government Agency Obligations	—	18,895,086
Total Short-Term Investments	—	58,875,869
Total	$171,384,479	$143,369,689

For the six months ended June 30, 2009, there were no Level 3 investments.

Value Line Income and Growth Fund, Inc.

June 30, 2009

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at June 30, 2009.

(D) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events: In accordance with the provision set forth in the FAS 165 Subsequent Events, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 28, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

2.	Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	2,764,532	11,460,292
Shares issued to shareholders in reinvestment of dividends and distributions	339,960	1,609,436
Shares repurchased	(4,950,129)	(10,641,714)
Net increase/(decrease)	(1,845,637)	2,428,014
Dividends per share from net investment income	$0.05171	$0.1506
Distribution per share from net realized gains	$—	$0.0278
Distribution per share from return of capital	$—	$0.0844

Value Line Income and Growth Fund, Inc.

June 30, 2009

4.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2009 (unaudited)
Purchases:
U.S. Treasury & Government Agency Obligations	$64,654,136
Other Investment Securities	77,990,044
Total Purchases	$142,644,180
Sales:
U.S. Treasury & Government Agency Obligations	$54,000,000
Other Investment Securities	94,673,512
Total Sales	$148,673,512

5.	Income Taxes

At June 30, 2009, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$317,623,712
Gross tax unrealized appreciation	$20,587,796
Gross tax unrealized depreciation	($23,457,340)
Net tax unrealized depreciation on investments	($2,869,544)

6.	Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $995,771 was paid or payable to EULAV Asset Management, LLC (the “Adviser”) for the six months ended June 30, 2009. This was computed at the rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc. prior to May 5, 2009, a wholly-owned subsidiary of Value Line, for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2009, fees amounting to $373,452, before fee waivers were accrued under the Plan. Effective March 1, 2009, the Distributor contractually agreed to reduce the fee by 0.05% for a one year period. The fee waiver amounted to $50,187 for the period ended June 30, 2009. The Distributor has no right to recoup previously waived amounts.

For the six months ended June 30, 2009, the Fund’s expenses were reduced by $227 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

The Advisor and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 229,033 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at June 30, 2009. In addition, officers and directors of the Fund as a group owned 672 shares, representing less than 1% of the outstanding shares.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

7.	Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of the Distributor. Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether the Distributor’s brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the Boards of Directors and shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes the SEC has completed the fact finding phase of its investigation and Value Line has held discussions with the staff of the SEC in an effort to settle the foregoing investigation. There can be no assurance that Value Line and the SEC will be able to reach a mutually agreeable settlement. Although management of Value Line cannot estimate an amount or range of reasonably possible loss that the investigation may have on Value Line’s financial statements, in light of settlement discussions to date, Value Line has concluded it is reasonably possible that any settlement may have a material negative effect on its financial statements. Value Line has indicated that it has substantial liquid assets from which it could pay a settlement of the SEC investigation if a mutually satisfactory settlement can be reached. Value Line has informed the Funds of its belief that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:
	Six Months Ended June 30, 2009 (Unaudited)

			Years Ended December 31,
			2008	2007	2006	2005	2004
Net asset value, beginning of period	$6.39		$8.45	$8.57	$8.37	$8.35	$8.23

Income from investment operations:
Net investment income	0.05		0.14	0.19	0.19	0.15	0.11
Net gains or (losses) on securities (both realized and unrealized)	0.34		(1.94)	0.48	0.73	0.68	1.06
Total from investment operations	0.39		(1.80)	0.67	0.92	0.83	1.17

Less distributions:
Dividends from net investment income	(0.05)		(0.15)	(0.19)	(0.23)	(0.15)	(0.11)
Distributions from net realized gains	—		(0.03)	(0.60)	(0.49)	(0.66)	(0.94)
Return of capital	—		(0.08)	—	—	—	—
Total distributions	(0.05)		(0.26)	(0.79)	(0.72)	(0.81)	(1.05)
Net asset value, end of period	$6.73		$6.39	$8.45	$8.57	$8.37	$8.35
Total return	6.17	%(3)	(21.52)%	7.84%	11.07%	9.98%	14.39%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$311,457		$307,748	$386,249	$357,950	$276,896	$230,559
Ratio of expenses to average net assets(1)	1.13	%(4)	1.10%	1.05%	1.07%	1.09%	1.11%
Ratio of expenses to average net assets(2)	1.09	%(4)	1.10%	1.04%	1.06%	1.09%	1.11%
Ratio of net investment income to average
net assets	1.59	%(4)	1.87%	2.18%	2.21%	1.81%	1.31%
Portfolio turnover rate	53	%(3)	86%	56%	62%	71%	103%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of custody credits would have been unchanged for the periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Factors Considered By the Board in Approving the Investment
Advisory Agreement for Value Line Income and Growth Fund, Inc.

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not “interested persons” of Value Line Income And Growth Fund, Inc. (the “Fund”), as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, EULAV Asset Management, LLC1 (the “Adviser”). As required by the 1940 Act, the Board requested and the Adviser provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of the Adviser. In selecting the Adviser and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meetings which specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to the Adviser’s investment and management services under the Agreement. These materials included information on: (i) the investment performance of the Fund, compared to a peer group of funds consisting of the Fund and all retail and institutional mixed-asset target allocation moderate funds regardless of asset size or primary channel of distribution (the “Performance Universe”), and its benchmark index, each as classified by Lipper Inc., an independent evaluation service (“Lipper”); (ii) the investment process, portfolio holdings, investment restrictions, valuation procedures, and financial statements for the Fund; (iii) sales and redemption data with respect to the Fund; (iv) the general investment outlook in the markets in which the Fund invests; (v) arrangements with respect to the distribution of the Fund’s shares; (vi) the allocation and cost of the Fund’s brokerage (none of which was effected through any affiliate of the Adviser); and (vii) the overall nature, quality and extent of services provided by the Adviser.

1 On June 30, 2008, Value Line, Inc., the Fund’s former investment adviser, reorganized its investment management division into EULAV Asset Management, LLC, a newly formed wholly-owned subsidiary located at 220 East 42nd Street, New York, NY 10017. As part of the reorganization, the Fund’s investment advisory agreement was transferred from Value Line, Inc. to EULAV Asset Management, LLC, and EULAV Asset Management, LLC replaced Value Line, Inc. as the Fund’s investment adviser. For periods prior to June 30, 2008, the term “Adviser” refers to Value Line, Inc.

Value Line Income and Growth Fund, Inc.

As part of the review of the continuance of the Agreement, the Board requested, and the Adviser provided, additional information in order to evaluate the quality of the Adviser’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors reviewed information, which included data comparing: (i) the Fund’s management fee rate, transfer agent and custodian fee rates, service fee (including 12b-1 fees) rates, and the rate of the Fund’s other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 12 other retail front-end load and no-load mixed-asset target allocation moderate funds, as selected objectively by Lipper (“Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load mixed-asset target allocation moderate (excluding outliers), as selected objectively by Lipper (“Expense Universe”); (ii) the Fund’s expense ratio to those of its Expense Group and Expense Universe; and (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the appropriate Lipper Index, as selected objectively by Lipper (the “Lipper Index”). In the separate executive session, the Independent Directors also reviewed information regarding: (a) the Adviser’s financial results and condition, including the Adviser’s and certain of its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (b) the Fund’s current investment management staffing; and (c) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information. The Independent Directors also requested and reviewed information provided by the Adviser relating to an investigation by the Securities and Exchange Commission in the matter of Value Line Securities, Inc.2, the Fund’s principal underwriter and affiliate of the Adviser (the “Distributor”), and a representation by Value Line, Inc. that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or the Distributor to perform their respective contracts with the Fund.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund outperformed both the Performance Universe average and the Lipper Index for the one-year, three-year, five-year and ten-year periods ended December 31, 2008.

The Adviser’s Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, seeking to achieve the Fund’s investment objectives and adhering to the Fund’s investment strategies. The Independent Directors also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the Fund’s investment operations. The Board concluded that the Fund’s management team and the Adviser’s overall resources were adequate and that the Adviser had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses. The Board considered the Adviser’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, for the most recent fiscal year, the Fund’s management fee rate was less than that of the Expense Universe average and higher than that of the Expense Group average.

2 On May 6, 2009, Value Line Securities, Inc. changed its name to EULAV Securities, Inc. No other change was made to the Distributor’s organization, including its operations and personnel.

Value Line Income and Growth Fund, Inc.

The Board also considered the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that from March 1, 2009 to April 30, 2010, the Distributor and the Board agreed that the Distributor waive a portion of the Fund’s Rule 12b-1 fee, thereby reducing the Fund’s Rule 12b-1 fee rate from 0.25% to 0.20% of the Fund’s average daily net assets. This is a contractual waiver, so that such waiver can not be changed without the Board’s approval during such period. With or without giving effect to this waiver, the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average. The Board concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by the Adviser and the Distributor. At meetings held throughout the year, the Board reviewed the effectiveness of the Adviser’s overall compliance program, as well as the services provided by the Distributor. The Board also reviewed the services provided by the Adviser and its affiliates in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by the Adviser and its affiliates were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability. The Board considered the level of profitability of the Adviser and its affiliates with respect to the Fund individually and in the aggregate for all the funds within the Value Line group of funds, including the impact of certain actions taken during prior years. These actions included the Adviser’s reduction (voluntary in some instances and contractual in other instances) of management and/or Rule 12b-1 fees for certain funds, the Adviser’s termination of the use of soft dollar research, and the cessation of trading through the Distributor. The Board concluded that the profitability of the Adviser and its affiliates with respect to the Fund, including the financial results derived from the Fund’s Agreement, were within a range the Board considered reasonable.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that the Adviser and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Agreement includes a breakpoint applicable to the Adviser’s fee under which the first $100 million of the Fund’s average daily net assets are subject to a fee of 0.70% and any additional assets are subject to a fee of 0.65%. The Board noted that, given the current and anticipated size of the Fund, any additional perceived and potential economies of scale were not yet a significant consideration for the Fund and the addition of additional break points was determined not to be necessary at this time.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by the Adviser and its Affiliates. In addition to comparing the Fund’s management fee rate to unaffiliated mutual funds included in the Fund’s Expense Group and Expense Universe, the Board was informed by the Adviser that the Adviser and its affiliates do not manage any investment companies or other institutional accounts comparable to the Fund.

Conclusion. The Board, in light of the Adviser’s overall performance, considered it appropriate to continue to retain the Adviser as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board determined that the Fund’s management fee rate payable to the Adviser under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable. Further, the Board concluded that the Fund’s Agreement is fair and reasonable and approved the continuation of the Agreement for another year.

Value Line Income and Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729

Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 63	Director	Since 2008	Mutual Fund Marketing Director of EULAV Securities, Inc. (the “Distributor”), formerly Value Line Securities, Inc.	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994) Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Professor, Skidmore College, since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 70	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 60	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001-2004).	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 55	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005-2007; Managing Director, Weiss, Peck and Greer, 1995-2005.	None
Officers
Mitchell E. Appel Age 39	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from 2003 through May 2005; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Secretary and Treasurer of the Adviser since February 2009; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Income and Growth Fund, Inc.

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The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	August 28, 2009